Securities - Narrative (Q2) (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2018 USD ($) investment	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($) investment	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)
Loans and Leases Receivable Disclosure [Line Items]
Proceeds from sale of available-for-sale securities | $	$ 0	$ 0	$ 0	$ 0
Loss from redemption of securities | $	1,200		1,200	$ 0
Collateral Pledged [Member]
Loans and Leases Receivable Disclosure [Line Items]
Restricted securities | $	$ 113,500,000		$ 113,500,000		$ 97,200,000
Mortgage-backed securities [Member]
Loans and Leases Receivable Disclosure [Line Items]
Number of positions	65		65
US Government-sponsored Enterprises Debt Securities [Member]
Loans and Leases Receivable Disclosure [Line Items]
Number of positions	8		8
Municipal securities [Member]
Loans and Leases Receivable Disclosure [Line Items]
Number of positions	21		21
Other debt securities [Member]
Loans and Leases Receivable Disclosure [Line Items]
Number of positions	1		1